Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

13           Employee benefits

(a)	Composition

	2021	2020

	US$’000
Present value of obligations (see section (f) below)	70,741	70,357
Fair value of the plan assets (see section (f) below)	(31,089)	(30,655)
Recognized liability for defined benefit obligations	39,652	39,702
Termination benefit-liability for early retirement	10,165	12,706
Other long-term benefits	15,775	14,218
Presented as current liabilities:
Liability for annual leave	8,948	7,779
Current portion of liability for early retirement	4,311	5,134
Total employee benefits	78,851	79,539
Presented in the statement of financial position as follows:
Current (Note 14)	13,259	12,913
Non-current	65,592	66,626
	78,851	79,539

(b)	Defined contribution pension plans

According to the Israeli Severance Pay Law – 1963, an employee who is dismissed, or who reaches the retirement age, is entitled to severance payments, in a sum equal, in essence, to 8⅓% of his last monthly salary multiplied by the actual months of employment (hereinafter – “Severance Obligation”).

The Severance Pay Law allows employers to be relieved from part or all of the Severance Obligation by making regular deposits to pension funds and insurance companies, if it is approved (beforehand) by a relevant regulation or Collective Agreement.

The Group makes regular deposits to pension funds and insurance companies. With respect to some of its employees, the Group makes such payments replacing its full Severance Obligation regarding those employees and, therefore, treats those payments as if they were payments to a defined contribution pension plan. With respect to most of the other employees, the Group makes such payments replacing only (6%)/(8⅓%) of the respective Severance Obligation. Therefore, the Company treats those payments as payments to a defined contribution pension plan and treats the remainder (2⅓%)/(8⅓%) as payments to a defined benefit pension plan. The Group’s payments in respect of the above-mentioned, as well as in respect of other contribution plans, during the years ended December 31, 2021, 2020 and 2019, were $9.7 million, $8.3 million and $7.7 million, respectively.

(c)	Defined benefit pension plan
(i)	The post-employment liability included in the statement of financial position represents the balance of liabilities not covered by deposits and/or insurance policies in accordance with the existing labour agreements, the Severance Pay Law and the salary components which Management believes entitle the employees to receipt of compensation.

To cover their pension and severance liabilities, the Company and certain of its subsidiaries make regular deposits with recognised pension and severance pay funds in the employees’ names and purchase insurance policies.

The reserves in compensation funds include accrued interest and accrued linkage differentials (for Israeli CPI). Withdrawal of the reserve monies is contingent upon fulfilment of detailed provisions in the Severance Pay Law.

13          Employee benefits (cont’d)

(c)	Defined benefit pension plan (cont’d)
(ii)	Group retirees receive, in addition to the pension payments, periodical benefits which consist mainly of a holiday gifts and vouchers. The Group’s liability in respect of these costs accumulates during the employees’ service period. The contractual costs are in respect of the post-employment period, based on an actuarial calculation, for existing retirees and for the serving employees entitled to these benefits according to their contractual retirement age.
(d)	Other long-term employee benefits
(i)	Provision for annual absence

Under labour agreement, employees retiring on pension are entitled to certain compensation in respect of unutilised annual absence. The provision was measured based on actuarial calculations. The actuarial assumptions applied include those noted in section (g) below, as well as assumptions based on the Group’s experience according to the likelihood of payment of annual absence pay at retirement age.

(ii)	Company participation in education fees for children of employees studying in higher educational institutions

Under labour agreement, employees are entitled to the participation of the Company in education fees for their children. The provision was measured based on actuarial calculations, by applying actuarial assumptions included in section (g) below, as well as assumptions based on the Company’s experience according to the likelihood of payment of educational fees.

(e)	Benefits in respect of voluntary early retirement

According to agreements reached with certain employees who retired early, these employees are entitled to a pension from the Group until they reach the retirement age by-law. A provision measured based on actuarial calculations and the present value of the early retirement payments, is included in the Consolidated Statement of Financial Position.

(f)	Movement in the present value of the defined benefit pension plan obligation

	2021	2020

	US $’000
Defined benefit obligation at January 1	70,357	67,502
Benefits paid by the plan	(4,907)	(5,675)
Current service cost and interest	4,195	4,258
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	1,196	3,209
Actuarial losses recognised in other comprehensive income	(100)	1,063
Defined benefit obligation at December 31	70,741	70,357

13          Employee benefits (cont’d)

(f)	Movement in the present value of the defined benefit pension plan obligation

Movement in the present value of plan assets

	2021	2020

	US $’000
Fair value of plan assets at January 1	30,655	28,525
Contribution paid by the Group	325	1,547
Benefits paid by the plan	(2,508)	(2,321)
Return on plan assets	704	695
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	560	884
Actuarial gains recognised in other comprehensive income	1,353	1,325
Fair value of plan assets at December 31	31,089	30,655

Plan assets composition

	2021	2020

	US $’000
Equity instruments	9,385	11,336
Debt instruments	14,998	15,815
Cash and deposits	2,013	1,099
Other	4,693	2,405
	31,089	30,655

(g)	Actuarial assumptions

The principal actuarial assumptions at the reporting date:

(i)	Annual resignation and dismissal rates were determined on the basis of the past experience of the Group; for employees of the Company the resignation rate is estimated between 6.0%-10.0% and the dismissal rate is estimated between 1.0% and 2.0%. For the subsidiaries, the resignation rate is estimated at between 2.6% and 4.0% and the dismissal rate is estimated at between 2.0% and 3.0%.
(ii)	The relevant discounting rates are as follows:

	2021	2020	2019
Early retirement	1.0%-1.2%	0.9%-1.0%	1.0-%1.1%
Annual absence	2.6%-2.9%	2.4%-2.5%	2.1%-2.2%
Tuition fees	1.6%-2.2%	1.3%-1.9%	1.3%-1.8%
Defined benefit plan	0.7%-3.3%	1.0%-2.7%	1.0%-3.15%

(iii)	Assumptions regarding future benefits growth were made based on the Group’s experience and management’s assessments. For employees, the average future annual salary growth rate is between 2.0% and 5.0% as applied in 2021, between 2.0% and 4.8% as applied in 2020 and between 2.0% and 4.5% in 2019.

Assumptions regarding future mortality are based on published statistics and mortality tables.

13           Employee benefits (cont’d)

(g)	Actuarial assumptions
(iv)

The overall long-term annual rate of return on assets is between 0.9% and 2.9% as applied in 2021, between 0.7% and 4.0% as applied in 2020 and between 1.8% and 3.8% as applied in 2019. The long-term annual rate of return addresses the portfolio as a whole, based exclusively on historical returns, without adjustments.

(v)	Sensitivity analysis

Reasonably possible changes to one of the relevant actuarial assumptions, assuming other assumptions constant, would have affected the defined benefit obligation by the amounts below:

	Defined benefit obligation
	At December 31, 2021
	Increase	Decrease

	US $’000
Discounting rate (0.5% movement)	3,178	(3,468)

Future benefit growth (0.5% movement)	(2,366)	2,377

As at December 31, 2021, the weighted average duration of the defined benefit obligation was 10 years (as at December 31, 2020 – 10 years).

In 2022, the Group expects to pay about US$ 1,342 thousands in contributions to the funded defined benefit pension plan.

(h)	The Company’s Board of Directors approved compensation plans for the Company’s employees and management (the “Plans”) for the years 2017-2021, payable as cash bonuses. The payment of cash bonuses under the Plans was subject to the satisfaction of certain pre-conditions, such as profitability and minimum EBITDA, while the actual bonus payable to each participant under the Plans is based on each participant’s meeting of certain key performance indicators (determined based on the overall performance of the Company and the individual performance of each participant). The accrual for bonuses is presented within the current liabilities.
(i)	During the second half of 2018, the Company’s Board of Directors approved the adoption of a share option plan that allows for the grant of options to purchase ordinary shares of the Company, as well as specific grants to certain members of management, which constitute less than 5% of the Company’s share capital.

During 2020 the Company’s Board of Directors approved the adoption of the 2020 share incentive plan, pursuant to which the Company may grant share-based awards. 25% of the Awards will vest upon the first anniversary of the vesting commencement date and 6.25% of the Awards will vest at the end of each three month period following such first anniversary. Vested awards will be exercisable on a “cashless basis”, expiring on the tenth anniversary of their grant date, subject to early termination and acceleration provisions. The Company’s Board of directors further approved the reservation of a maximum aggregate number of 1,000,000 ordinary shares of the Company, which shall be available for issuance under its Share Option Plans. On March 9, 2022, the Board of Directors approved an increase of the number of shares available for issuance by an additional 3,200,000 ordinary shares.

In respect of options to purchase ordinary shares, granted further to the above-mentioned plans, see Note 11(c).